TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

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Transamerica AB Dynamic Allocation VP

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica AB Dynamic Allocation VP under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment manager:

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: AllianceBernstein L.P.
Portfolio Managers:

Daniel Loewy, CFA	Portfolio Manager	since 2010
Brian T. Brugman	Portfolio Manager	since 2016

Effective immediately, the following replaces the information in the Prospectus for Transamerica AB Dynamic Allocation VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica AB Dynamic Allocation VP

Name	Sub-Adviser	Positions Over Past Five Years
Daniel Loewy, CFA	AllianceBernstein L.P.	Portfolio Manager of the portfolio since 2010; Employee of AllianceBernstein L.P. since 1996; Partner; CIO and Co-Head of Multi Asset Solutions

Brian T. Brugman	AllianceBernstein L.P.	Portfolio Manager of the portfolio since 2016; Employee of AllianceBernstein L.P. since 2007; Quantitative Analyst – Dynamic Asset Allocation (2007 – 2016)

Effective immediately, the following replaces the applicable information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – AllianceBernstein L.P. (“AllianceBernstein”)”:

Transamerica AB Dynamic Allocation VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Loewy, CFA	18	$13.75 billion	191	$17.67 million	24	$20.68 billion
Brian T. Brugman	2	$12.74 billion	0	$0	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Loewy, CFA	0	$0	0	$0	0	0
Brian T. Brugman	0	$0	0	$0	0	0

*	The information provided is as of December 31, 2016.

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Investors Should Retain this Supplement for Future Reference

January 30, 2018